03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 | Fidelity Freedom® Blend Income Fund
Fund Summary Fund/Class:<br/>Fidelity Freedom® Blend Income Fund/Fidelity Advisor Freedom® Blend Income Fund A, M, C, I, Z
Investment Objective
The fund seeks high current income and, as a secondary objective, capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 72 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Freedom® Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 - Fidelity Freedom® Blend Income Fund	Fidelity Advisor Freedom Blend Income Fund- Class A		Fidelity Advisor Freedom Blend Income Fund- Class M		Fidelity Advisor Freedom Blend Income Fund- Class C		Fidelity Advisor Freedom Blend Income Fund- Class I Advisor	Fidelity Advisor Freedom Blend Income Fund- Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom® Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 - Fidelity Freedom® Blend Income Fund		Fidelity Advisor Freedom Blend Income Fund- Class A	Fidelity Advisor Freedom Blend Income Fund- Class M	Fidelity Advisor Freedom Blend Income Fund- Class C	Fidelity Advisor Freedom Blend Income Fund- Class I Advisor	Fidelity Advisor Freedom Blend Income Fund- Class Z
Management fee	[1]	0.46%	0.46%	0.46%	0.46%	0.36%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none	none
Other expenses	[1]	none	none	none	none	none
Total annual operating expenses	[1]	0.71%	0.96%	1.46%	0.46%	0.36%
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Freedom® Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 - Fidelity Freedom® Blend Income Fund - USD ($)	Fidelity Advisor Freedom Blend Income Fund- Class A	Fidelity Advisor Freedom Blend Income Fund- Class M	Fidelity Advisor Freedom Blend Income Fund- Class C	Fidelity Advisor Freedom Blend Income Fund- Class I Advisor	Fidelity Advisor Freedom Blend Income Fund- Class Z
1 year	$ 644	$ 445	$ 249	$ 47	$ 37
3 years	790	646	463	149	117
5 years	949	864	800	260	204
10 years	$ 1,411	$ 1,491	$ 1,751	$ 584	$ 461

Hold Shares
Expense Example, No Redemption {- Fidelity Freedom® Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 - Fidelity Freedom® Blend Income Fund - USD ($)	Fidelity Advisor Freedom Blend Income Fund- Class A	Fidelity Advisor Freedom Blend Income Fund- Class M	Fidelity Advisor Freedom Blend Income Fund- Class C	Fidelity Advisor Freedom Blend Income Fund- Class I Advisor	Fidelity Advisor Freedom Blend Income Fund- Class Z
1 Year	$ 644	$ 445	$ 149	$ 47	$ 37
3 Years	790	646	463	149	117
5 Years	949	864	800	260	204
10 Years	$ 1,411	$ 1,491	$ 1,751	$ 584	$ 461

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from August 31, 2018 to March 31, 2019, the fund's portfolio turnover rate was 48% (annualized) of the average value of its portfolio.

Principal Investment Strategies
  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
  Allocating assets according to a stable neutral asset allocation strategy (approximately 11% in domestic equity funds, 8% in international funds, 59% in bond funds, and 22% in short-term funds). FMR Co., Inc. (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Passive Management Risk. An underlying fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, an underlying fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 | Fidelity Freedom® Blend Income Fund | Fidelity Advisor Freedom Blend Income Fund- Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 | Fidelity Freedom® Blend Income Fund | Fidelity Advisor Freedom Blend Income Fund- Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-01 | Fidelity Freedom® Blend Income Fund | Fidelity Advisor Freedom Blend Income Fund- Class C
On Class C shares redeemed less than one year after purchase.